Group statement of changes in equity - USD ($) $ in Millions		Total	Share capital [member]	Share premium [Member]	Other reserves [Member]	Retained earnings [Member]	Total [member]	Non-controlling interests [Member]
Opening balance at Dec. 31, 2016		$ 45,730	$ 4,139	$ 4,304	$ 9,216	$ 21,631	$ 39,290	$ 6,440
Total comprehensive (loss)/income for the period		5,360			2,014	3,243	5,257	103
Current translation arising on Rio Tinto Limited's Share Capital		243	243				243
Dividends		(2,380)				(2,248)	(2,248)	(132)
Share buyback	[1]	(300)	(1)		1	(300)	(300)
Own shares purchased from Rio Tinto shareholders to satisfy share options	[2]	(26)			(17)	(9)	(26)
Change in equity held by Rio Tinto						20	20	(20)
Treasury shares reissued and other movements		1		1			1
Equity issued to holders of non-controlling interests		143						143
Employee share options and other IFRS 2 charges to the income statement		54			26	28	54
Closing balance at Jun. 30, 2017		48,825	4,381	4,305	11,240	22,365	42,291	6,534
Opening balance (Previously Stated [Member]) at Dec. 31, 2017		51,115	4,360	4,306	12,284	23,761	44,711	6,404
Opening balance (Restated [Member]) at Dec. 31, 2017		50,946	4,360	4,306	12,294	23,582	44,542	6,404
Opening balance at Dec. 31, 2017		51,115
Adjustment for transition to new accounting standards | Increase (decrease) due to changes in accounting policy required by IFRSs [Member]	[3]	(169)			10	(179)	(169)
Total comprehensive (loss)/income for the period	[4]	2,663			(2,188)	4,828	2,640	23
Current translation arising on Rio Tinto Limited's Share Capital		(231)	(231)				(231)
Dividends		(3,331)				(3,177)	(3,177)	(154)
Share buyback	[5]	(1,444)	(4)		4	(1,444)	(1,444)
Own shares purchased from Rio Tinto shareholders to satisfy share options	[2]	(82)			(26)	(56)	(82)
Change in equity held by Rio Tinto						28	28	(28)
Treasury shares reissued and other movements		5		5			5
Equity issued to holders of non-controlling interests		38						38
Employee share options and other IFRS 2 charges to the income statement		52			24	28	52
Transfers and other movements					34	(34)
Closing balance at Jun. 30, 2018		$ 48,616	$ 4,125	$ 4,311	$ 10,142	$ 23,755	$ 42,333	$ 6,283

[1]	Total amount of US$300 million includes own shares purchased from owners of Rio Tinto plc as per the cash flow statement of US$252 million and a financial liability recognised in respect of an irrevocable contract in place as at 30 June 2017 to cover the share buy-back programme.
[2]	Net of contributions received from employees for share options.
[3]	The impact of the transition to new accounting standards; IFRS 9 ‘Financial Instruments’ and IFRS 15 ‘Revenue from contracts with customers’ on 1 January 2018 is discussed on pages F-12 to F-21.
[4]	Refer to Group statement of comprehensive income for further details.
[5]	Total amount of US$1,444 million includes own shares purchased from owners of Rio Tinto plc as per the cash flow statement of US$1,501 million adjusted for the movement in a financial liability recognised in respect of irrevocable contracts in place as at 30 June 2018 and 31 December 2017 to cover the share buy-back programme.